Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury Stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2017	$ 149	$ (1,898)	$ 78,437	$ 7,613	$ 84,301
Balance, shares at Dec. 31, 2017	37,924,507	(2,092,376)
Exercise of share options and RSUs	$ 2		1,755		1,757
Exercise of share options and RSUs, shares	610,938
Share-based compensation expense			1,681		1,681
Dividend				(5,063)	(5,063)
Net income				18,731	18,731
Balance, value at Dec. 31, 2018	$ 151	$ (1,898)	81,873	21,281	101,407
Balance, shares at Dec. 31, 2018	38,535,445	(2,092,376)
Issuance of shares net	$ 5		16,021		16,026
Issuance of shares, net, shares	1,700,000
Exercise of share options and RSUs	$ 1		541		542
Exercise of share options and RSUs, shares	506,910
Share-based compensation expense			2,892		2,892
Dividend				(6,551)	(6,551)
Net income				21,986	21,986
Balance, value at Dec. 31, 2019	$ 157	$ (1,898)	101,327	36,716	$ 136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)			38,649,979
Issuance of shares net	$ 12		64,308		$ 64,320
Issuance of shares, net, shares	4,025,000
Exercise of share options and RSUs	$ 2		627		629
Exercise of share options and RSUs, shares	597,999
Share-based compensation expense			4,235		4,235
Net income				21,778	21,778
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	$ 170,497	$ 58,494	$ 227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)			43,272,978